Condensed financial information of the parent company - Statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Investments in associates and joint ventures 8	€ 1,607	€ 1,679
Total assets	1,060,329	1,023,856	€ 980,299
Equity
Share capital	30	31	35	€ 37
Share premium	17,116	17,116	17,116
Other reserves	(3,080)	(687)	(2,767)
Unappropriated result	40,016	36,243	40,299
Total equity	55,339	53,698	55,628	57,004
Liabilities
Subordinated loans	18,100	17,878
Total liabilities and equity	1,060,329	1,023,856
Parent company
Assets
Investments in ING Bank N.V.	52,127	45,123
Investments in associates and joint ventures 8	65	64
Fixed assets	52,192	45,187
Receivables from group companies	71,240	77,739
Other assets	13	16
Current assets	71,252	77,755
Total assets	123,444	122,942
Equity
Share capital	30	31
Share premium	17,116	17,116
Legal and statutory reserves	(675)	78
Other reserves	30,341	31,397
Unappropriated result	7,271	4,080
Total equity	54,083	52,703	€ 54,684	€ 56,500
Liabilities
Subordinated loans	18,429	18,522
Debenture loans	49,562	49,751
Other non-current liabilities	0	0
Non-current liabilities	67,992	68,273
Amounts owed to group companies	101	72
Other liabilities	1,268	1,893
Current liabilities	1,369	1,966
Total liabilities and equity	123,444	122,942
Parent company | Subordinated Loans
Assets
Receivables from group companies	€ 18,430	€ 18,523